UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, PO Box 209, Muscatine, IA 52761

(Address of principal executive offices)

Robert H. Solt, President

2610 Park Avenue, Muscatine, IA 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: 563-288-2773

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

Pearl Total Return Fund Holdings as of 3/31/09*
Cusip	Equity Funds:	% Total Assets	Shares	Market Value
304871106	Fairholme Fund (FAIRX)	6.42%	205,474.181	$3,928,666.34
32008F200	First Eagle Overseas (SGOIX)	12.78%	513,733.325	$7,819,021.21
47803P807	John Hancock Balanced (SBVIX)	15.56%	851,394.126	$9,518,586.33
41013P608	John Hancock Large Cap Equity (JLVIX)	10.05%	362,601.056	$6,149,713.91
577130206	Matthews Asian Growth & Income (MACSX)	17.27%	938,144.038	$10,563,501.87
779557007	T. Rowe Price New America Growth (PRWAX)	3.22%	101,626.016	$1,972,560.97
94904P708	Weitz Partners III Opportunity (WPOPX)	3.13%	305,810.398	$1,914,373.09

	Equity Funds Subtotal	68.43%		$41,866,423.72
	Income Funds:
693390700	PIMCo Total Return (PTTRX)	14.12%	852,548.236	$8,636,313.63
	Cash and Money Markets:
	Cash and Money Markets	17.45%	10,666,998.910	$10,666,998.91

	Portfolio Total	100.00%		$61,169,736.26

Pearl Aggressive Growth Fund Holdings as of 3/31/09*
Cusip	Equity Funds:	% Total Assets	Shares	Market Value
04314H808	Artisan International Small Cap (ARTJX)	4.72%	120,484.319	$1,227,735.21
316389873	Fidelity Leveraged Company Stock Fund (FLVCX)	13.60%	278,465.249	$3,533,724.00
471023655	Janus Contrarian	3.58%	113,923.526	$930,755.21
41013P608	John Hancock Large Cap Equity	15.93%	244,100.732	$4,139,948.41
487301103	Keeley Small Cap Value (KSCVX)	4.09%	80,980.650	$1,063,275.93
494613813	Kinetics Small Cap Opps (KSCYX)	10.88%	228,351.340	$2,826,989.59
52106N889	Lazard Emerging Markets Fund (LZEMX)	17.46%	426,374.317	$4,536,622.73
577130107	Matthews Pacific Tiger (MAPTX)	17.75%	429,586.434	$4,613,758.30
90330L402	US Global Eastern European (EUROX)	9.18%	503,046.173	$2,384,438.86
	Equity Funds Subtotal	97.19%		$25,257,248.24
	Cash and Money Markets:
	Cash and Money Markets	2.81%	728,621.210	$728,621.21
	Portfolio Total	100.00%		$25,985,869.45

*

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

• Level 1 — quoted prices in active markets for identical investments.
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.).
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The valuation techniques used by the Funds to measure fair value during the quarter ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds’ investments carried at fair value:

Valuation Inputs	Pearl Total Return Fund	Pearl Aggressive Growth Fund
Level 1— Quoted Prices:	$61,169,736.26	$25,985,869.45
Level 2 — Other Significant Observable Inputs:	—	—
Level 3 — Significant Unobservable Inputs:	—	—
Total	$61,169,736.26	$25,985,869.45

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the appropriate Filing Date and that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certification pursuant to Rule 30a-2(a) under the 1940 Act, attached hereto as Exhibit (a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Pearl Mutual Funds

By:	/s/ David M. Stanley
David M. Stanley
Secretary

Date:     May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following person on behalf of the registrant and in the capacities, and on the date indicated.

By:	/s/ Robert H. Solt
Robert H. Solt
President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and Treasurer

Date:     May 20, 2009